Schedule of Investments (unaudited) March 31, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 7.7%
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (3 mo. LIBOR US + 2.15%), 3.97%, 10/21/28(a)(b)	USD 500	$411,382
Allegro CLO VI Ltd., Series 2017-2A(a)(b):
Class B, (3 mo. LIBOR US + 1.50%), 3.34%, 01/17/31	360	321,221
Class C, (3 mo. LIBOR US + 1.80%), 3.64%, 01/17/31	2,400	1,942,269
ALM VII R Ltd., Series 2013-7R2A(a)(b):
Class A2R2, (3 mo. LIBOR US + 1.65%), 2.87%, 10/15/27	750	648,609
Class BR2, (3 mo. LIBOR US + 2.20%), 3.42%, 10/15/27	400	328,580
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A(a)(b):
Class BR2, (3 mo. LIBOR US + 1.90%), 3.12%, 07/15/27	1,000	827,655
Class CR2, (3 mo. LIBOR US + 2.70%), 3.92%, 07/15/27	1,000	779,183
AMMC CLO Ltd., Series 2018-22A, Class D, (3 mo. LIBOR US + 2.70%), 4.49%, 04/25/31(a)(b)	1,000	696,052
Anchorage Capital CLO Ltd.(a)(b):
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.15%), 3.46%, 10/13/30	1,000	818,592
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 3.65%, 01/28/31	1,000	818,587
Series 2014-3RA, Class D, (3 mo. LIBOR US + 2.60%), 4.40%, 01/28/31	1,000	700,285
Apidos CLO XV, Series 2013-15A, Class DRR, (3 mo. LIBOR US + 2.70%), 4.52%, 04/20/31(a)(b)	1,000	699,897
Apidos CLO XX, Series 2015-20A, Class BRR, (3 mo. LIBOR US + 1.95%), 3.79%, 07/16/31(a)(b)	1,000	819,211
Ares XLIX CLO Ltd., Series 2018-49A, Class D, (3 mo. LIBOR US + 3.00%), 4.80%, 07/22/30(a)(b)	1,000	709,938
Ares XLVII CLO Ltd.(a)(b):
Series 2018-47A, Class D, (3 mo. LIBOR US + 2.70%), 3.92%, 04/15/30	1,500	1,051,436
Series 2018-48A, Class C, (3 mo. LIBOR US + 1.80%), 3.62%, 07/20/30	500	403,602

Security	Par (000)	Value

Asset-Backed Securities (continued)
Ares XXXVII CLO Ltd., Series 2015-4A(a)(b):
Class A3R, (3 mo. LIBOR US + 1.50%), 2.72%, 10/15/30	USD 1,000	$887,448
Class BR, (3 mo. LIBOR US + 1.80%), 3.02%, 10/15/30	1,750	1,434,169
Ares XXXVR CLO Ltd., Series 2015-35RA, Class D, (3 mo. LIBOR US + 3.00%), 4.22%, 07/15/30(a)(b)	1,000	704,012
Atlas Senior Loan Fund VII Ltd., Series 2016-7A(a)(b):
Class A1R, (3 mo. LIBOR US + 1.28%), 2.92%, 11/27/31	2,000	1,849,318
Class B1R, (3 mo. LIBOR US + 1.80%), 3.44%, 11/27/31	550	479,909
Atlas Senior Loan Fund X Ltd., Series 2018-10A(a)(b):
Class B, (3 mo. LIBOR US + 1.50%), 2.72%, 01/15/31	500	427,406
Class C, (3 mo. LIBOR US + 1.85%), 3.07%, 01/15/31	1,000	788,500
Atlas Senior Loan Fund XII Ltd., Series 2018-12A, Class A1, (3 mo. LIBOR US + 1.18%), 2.98%, 10/24/31(a)(b)	400	370,668
Atrium XV, Series 15A, Class C, (3 mo. LIBOR US + 2.20%), 4.01%, 01/23/31(a)(b)	250	202,417
Benefit Street Partners CLO XII Ltd., Series 2017-12A(a)(b):
Class B, (3 mo. LIBOR US + 2.00%), 3.22%, 10/15/30	1,000	819,008
Class C, (3 mo. LIBOR US + 3.05%), 4.27%, 10/15/30	2,000	1,484,975
Bowman Park CLO Ltd., Series 2014-1A, Class D2R, (3 mo. LIBOR US + 3.35%), 5.03%, 11/23/25(a)(b)	1,000	802,054
Carlyle Global Market Strategies CLO Ltd., Series 2014-5A, Class A1RR, (3 mo. LIBOR US + 1.14%), 2.36%, 07/15/31(a)(b)	2,300	2,131,755
Carlyle US CLO Ltd.(a)(b):
Series 2016-4A, Class BR, (3 mo. LIBOR US + 2.10%), 3.92%, 10/20/27	250	204,902
Series 2017-2A, Class C, (3 mo. LIBOR US + 3.70%), 5.52%, 07/20/31	500	363,660
Cedar Funding VI CLO Ltd., Series 2016-6A, Class BR, (3 mo. LIBOR US + 1.60%), 3.42%, 10/20/28(a)(b)	250	225,248
Cent CLO Ltd., Series C17A, Class BR, (3 mo. LIBOR US + 1.85%), 3.62%, 04/30/31(a)(b)	1,000	816,635

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
CIFC Funding Ltd.(a)(b):
Series 2013-2A, Class A3LR, (3 mo. LIBOR US + 1.95%), 3.78%, 10/18/30	USD 1,000	$824,456
Series 2013-2A, Class B1LR, (3 mo. LIBOR US + 3.05%), 4.88%, 10/18/30	1,000	727,501
Series 2014-4RA, Class A2, (3 mo. LIBOR US + 1.65%), 3.49%, 10/17/30	600	540,993
Series 2014-4RA, Class B, (3 mo. LIBOR US + 2.20%), 4.04%, 10/17/30	400	327,524
Series 2014-4RA, Class C, (3 mo. LIBOR US + 3.20%), 5.04%, 10/17/30	400	295,643
Series 2018-1A, Class C, (3 mo. LIBOR US + 1.75%), 3.57%, 04/18/31	1,000	810,426
Series 2018-1A, Class D, (3 mo. LIBOR US + 2.65%), 4.47%, 04/18/31	1,200	880,908
Elevation CLO Ltd., Series 2017-7A, Class C, (3 mo. LIBOR US + 1.90%), 3.12%, 07/15/30(a)(b)	1,500	1,207,994
Galaxy XX CLO Ltd., Series 2015-20A, Class D1R, (3 mo. LIBOR US + 2.60%), 4.42%, 04/20/31(a)(b)	1,000	697,952
Greenwood Park CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.50%), 3.72%, 04/15/31(a)(b)	1,000	691,811
Highbridge Loan Management Ltd.(a)(b):
Series 12A-18, Class B, (3 mo. LIBOR US + 1.85%), 3.67%, 07/18/31	1,250	1,001,706
Series 4A-2014, Class A2R, (3 mo. LIBOR US + 1.50%), 3.30%, 01/28/30	650	580,289
Series 6A-2015, Class BR, (3 mo. LIBOR US + 1.75%), 3.49%, 02/05/31	1,500	1,203,317
Series 7A-2015, Class CR, (3 mo. LIBOR US + 1.70%), 3.39%, 03/15/27	2,000	1,646,743
Series 7A-2015, Class DR, (3 mo. LIBOR US + 2.40%), 4.09%, 03/15/27	1,000	737,488
Limerock CLO III LLC, Series 2014-3A, Class C, (3 mo. LIBOR US + 3.60%), 5.42%, 10/20/26(a)(b)	1,000	800,059

Security	Par (000)	Value

Asset-Backed Securities (continued)
Long Point Park CLO Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 2.83%, 01/17/30(a)(b)	USD 1,000	$811,687
Madison Park Funding XIII Ltd., Series 2014-13A, Class CR2, (3 mo. LIBOR US + 1.90%), 3.72%, 04/19/30(a)(b)	1,000	821,639
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (3 mo. LIBOR US + 2.20%), 3.99%, 01/27/26(a)(b)	2,000	1,661,144
Madison Park Funding XXVII Ltd., Series 2018-27A(a)(b):
Class B, (3 mo. LIBOR US + 1.80%), 3.62%, 04/20/30	1,000	803,443
Class C, (3 mo. LIBOR US + 2.60%), 4.42%, 04/20/30	1,000	687,858
Madison Park Funding XXX Ltd., Series 2018-30A, Class D, (3 mo. LIBOR US + 2.50%), 3.72%, 04/15/29(a)(b)	1,000	722,026
Marble Point CLO XI Ltd., Series 2017-2A, Class B, (3 mo. LIBOR US + 1.50%), 3.32%, 12/18/30(a)(b)	1,000	853,188
MP CLO III Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 2.00%), 3.82%, 10/20/30(a)(b)	1,000	803,055
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class CR, (3 mo. LIBOR US + 2.05%), 3.27%, 10/15/29(a)(b)	1,000	823,677
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR2, 4.82%, 10/21/30(a)(c)	2,700	1,874,174
Neuberger Berman CLO XXI Ltd., Series 2016-21A(a)(b):
Class CR, (3 mo. LIBOR US + 1.60%), 3.42%, 04/20/27	1,000	824,595
Class DR, (3 mo. LIBOR US + 2.40%), 4.22%, 04/20/27	1,000	805,210
Neuberger Berman CLO XXII Ltd., Series 2016-22A(a)(b):
Class BR, (3 mo. LIBOR US + 1.65%), 2.78%, 10/17/30	400	355,212
Class CR, (3 mo. LIBOR US + 2.20%), 3.33%, 10/17/30	1,000	802,599
Neuberger Berman Loan Advisers CLO Ltd.(a)(b):
Series 2017-26A, Class A, (3 mo. LIBOR US + 1.17%), 2.99%, 10/18/30	2,000	1,878,913
Series 2017-26A, Class B, (3 mo. LIBOR US + 1.50%), 3.32%, 10/18/30	1,000	901,078
Series 2017-26A, Class C, (3 mo. LIBOR US + 1.75%), 3.57%, 10/18/30	1,500	1,216,728

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Series 2018-27A, Class D, (3 mo. LIBOR US + 2.60%), 3.82%, 01/15/30	USD 1,000	$697,275
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class C, (3 mo. LIBOR US + 2.20%), 4.03%, 12/12/30(a)(b)	300	242,603
OCP CLO Ltd.(a):
Series 2014-6A, Class BR, 3.28%, 10/17/30(c)	500	414,960
Series 2015-10A, Class CR, (3 mo. LIBOR US + 2.60%), 4.39%, 10/26/27(b)	600	467,572
Series 2016-11A, Class BR, (3 mo. LIBOR US + 2.45%), 4.24%, 10/26/30(b)	1,500	1,225,171
Series 2016-12A, Class BR, 4.02%, 10/18/28(c)	1,000	823,155
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.95%), 3.64%, 11/20/30(b)	1,000	813,458
Octagon Investment Partners Ltd.(a)(b):
Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.85%), 4.07%, 07/15/30	500	340,128
Series 2017-1A, Class B1, (3 mo. LIBOR US + 1.40%), 3.22%, 01/20/30	1,000	880,774
Series 2017-1A, Class C, (3 mo. LIBOR US + 2.75%), 4.57%, 01/20/31	1,000	706,258
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class A1AR, (3 mo. LIBOR US + 1.17%), 2.39%, 07/15/29(a)(b)	1,000	940,932
Octagon Investment Partners XVII Ltd., Series 2013-1A(a)(b):
Class BR2, (3 mo. LIBOR US + 1.40%), 3.19%, 01/25/31	1,000	876,814
Class CR2, (3 mo. LIBOR US + 1.70%), 3.49%, 01/25/31	1,000	802,583
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, (3 mo. LIBOR US + 1.90%), 3.70%, 01/22/30(a)(b)	900	734,824
OHA Credit Partners XII Ltd., Series 2015-12A, Class DR, (3 mo. LIBOR US + 2.90%), 4.71%, 07/23/30(a)(b)	600	419,318
OZLM Funding IV Ltd., Series 2013-4A, Class BR, (3 mo. LIBOR US + 2.20%), 4.00%, 10/22/30(a)(b)	1,000	817,734

Security	Par (000)	Value

Asset-Backed Securities (continued)
OZLM VI Ltd., Series 2014-6A, Class CS, (3 mo. LIBOR US + 3.13%), 4.97%, 04/17/31(a)(b)	USD 500	$358,446
OZLM XIX Ltd., Series 2017-19A, Class C, (3 mo. LIBOR US + 3.10%), 4.32%, 11/22/30(a)(b)	1,000	718,481
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.90%), 3.72%, 01/20/31(a)(b)	1,800	1,465,252
Palmer Square CLO Ltd.(a)(b):
Series 2013-2A, Class A2RR, (3 mo. LIBOR US + 1.75%), 3.59%, 10/17/31	650	583,613
Series 2013-2A, Class BRR, (3 mo. LIBOR US + 2.20%), 4.04%, 10/17/31	750	616,236
Series 2013-2A, Class CRR, (3 mo. LIBOR US + 3.20%), 5.04%, 10/17/31	250	177,234
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.45%), 3.27%, 04/18/31	1,500	1,335,424
Series 2019-1A, Class C, (3 mo. LIBOR US + 3.75%), 5.68%, 11/14/32	1,000	695,461
Park Avenue Institutional Advisers CLO Ltd., Series 2019-1A, Class C, (3 mo. LIBOR US + 3.88%), 5.54%, 05/15/32(a)(b)	1,500	1,060,835
Recette CLO Ltd., Series 2015-1A(a)(b):
Class CR, (3 mo. LIBOR US + 1.70%), 3.52%, 10/20/27	1,500	1,242,858
Class DR, (3 mo. LIBOR US + 2.75%), 4.57%, 10/20/27	1,000	792,968
Regatta VII Funding Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.75%), 3.87%, 12/20/28(a)(b)	500	364,097
Regatta XVI Funding Ltd., Series 2019-2A(a)(b):
Class C, (3 mo. LIBOR US + 2.70%), 4.60%, 01/15/33	1,000	821,781
Class D, (3 mo. LIBOR US + 3.90%), 5.80%, 01/15/33	1,000	695,763
Rockford Tower CLO Ltd., Series 2017-3A(a)(b):
Class A, (3 mo. LIBOR US + 1.19%), 3.01%, 10/20/30	2,000	1,867,626
Class D, (3 mo. LIBOR US + 2.65%), 4.47%, 10/20/30	1,000	690,551
RR 5 Ltd., Series 2018-5A, Class C, (3 mo. LIBOR US + 3.10%), 4.32%, 10/15/31(a)(b)	650	446,296

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Sound Point CLO XXI Ltd., Series 2018-3A, Class A1A, (3 mo. LIBOR US + 1.18%), 2.97%, 10/26/31(a)(b)	USD 1,400	$1,291,655
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.60%), 3.82%, 01/15/30(a)(b)	1,500	1,053,138
TCW CLO Ltd., Series 2018-1A, Class E, 7.84%, 04/25/31(a)(c)	2,500	1,474,102
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 2.33%, 01/16/31(a)(b)	2,500	2,328,711
TICP CLO IX Ltd., Series 2017-9A, Class A, (3 mo. LIBOR US + 1.14%), 2.96%, 01/20/31(a)(b)	1,000	917,990
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 8.56%, 04/15/33(a)(b)	1,000	622,422
Voya CLO Ltd., Series 2018-1A, Class C, (3 mo. LIBOR US + 2.60%), 4.42%, 04/19/31(a)(b)	1,000	673,197
York CLO Ltd.(a)(b):
Series 2014-1A, Class ARR, (3 mo. LIBOR US + 1.12%), 2.92%, 10/22/29	2,000	1,893,198
Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.85%), 3.65%, 01/22/31	1,500	1,185,700
Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.60%), 4.40%, 01/22/31	1,800	1,216,050

Total Asset-Backed Securities — 7.7% (Cost — $116,089,304)		93,382,263

Corporate Bonds — 102.3%

Aerospace & Defense — 3.3%
3M Co., 3.70%, 04/15/50	1,110	1,254,561
Arconic, Inc., 5.13%, 10/01/24	2,411	2,380,863
Bombardier, Inc.(a):
8.75%, 12/01/21(d)	1,601	1,330,831
5.75%, 03/15/22	280	212,100
6.00%, 10/15/22	5	3,750
6.13%, 01/15/23	52	36,660
7.50%, 12/01/24	166	112,050
7.50%, 03/15/25	606	432,987
7.88%, 04/15/27(d)	2,238	1,493,529
CenturyLink, Inc., 4.00%, 02/15/27(a)	1,542	1,495,740
General Dynamics Corp., 4.25%, 04/01/50	1,260	1,586,581
Global Aircraft Leasing Co. Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 09/15/24(a)(e)	304	194,843

Security	Par (000)	Value

Aerospace & Defense (continued)
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(a)	USD 1,010	$924,150
Moog, Inc., 4.25%, 12/15/27(a)	1,311	1,183,178
Northrop Grumman Corp., 5.25%, 05/01/50	3,050	4,124,476
Raytheon Technologies Corp., 4.63%, 11/16/48	2,805	3,314,854
Signature Aviation US Holdings, Inc.(a):
5.38%, 05/01/26	441	426,668
4.00%, 03/01/28	643	580,500
TransDigm, Inc., 6.25%, 03/15/26(a)(d)	16,341	16,279,721
TransDigm UK Holdings PLC, 6.88%, 05/15/26	599	557,070
Wolverine Escrow LLC(a):
8.50%, 11/15/24	644	513,584
9.00%, 11/15/26	972	789,750

		39,228,446

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(a)	43	42,045

Airlines — 0.9%
American Airlines Group, Inc.(f):
5.18%, 08/15/23	2,137	2,184,838
5.18%, 10/15/23	2,332	2,375,361
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1, 6.72%, 07/02/24	2,130	2,128,217
Turkish Airlines Pass-Through Trust, Series 2015-1 Class A, 4.20%, 09/15/28(a)	2,143	1,777,527
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23(d)	2,477	2,385,361

		10,851,304

Auto Components — 1.2%
Allison Transmission, Inc.(a):
5.00%, 10/01/24	68	65,960
5.88%, 06/01/29	803	754,820
Goodyear Tire & Rubber Co., 5.00%, 05/31/26	303	279,518
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75%, 09/15/24	520	478,249
6.38%, 12/15/25	316	298,620
6.25%, 05/15/26	782	738,990
5.25%, 05/15/27	1,995	1,842,881
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.(a):
6.25%, 05/15/26(d)	5,661	5,349,645
8.50%, 05/15/27	4,855	4,235,502

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Components (continued)
Tesla, Inc., 5.30%, 08/15/25(a)	USD 384	$360,000

		14,404,185

Automobiles — 0.6%
Ford Motor Co., 7.45%, 07/16/31(d)	3,660	2,635,200
General Motors Co.:
4.88%, 10/02/23	1,875	1,670,633
6.25%, 10/02/43	940	742,318
5.95%, 04/01/49	3,455	2,552,568

		7,600,719

Banks — 4.6%
Barclays PLC:
4.84%, 05/09/28(d)	4,000	4,086,140
(3 mo. LIBOR US + 1.90%), 4.97%, 05/16/29(g)	3,220	3,443,729
CIT Group, Inc., 5.00%, 08/01/23	370	355,981
Credit Suisse AG, 6.50%, 08/08/23(a)(d)	6,000	6,087,480
Fifth Third Bancorp(3 mo. LIBOR US + 3.03%), 5.10%(g)(h)	5,000	4,050,000
HSBC Finance Corp., 6.68%, 01/15/21(d)	5,150	5,176,682
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)(d)	9,840	9,584,885
Lloyds Banking Group PLC, 4.65%, 03/24/26(d)	8,650	8,830,775
RBC USA Holdco Corp., 5.25%, 09/15/20(d)	2,900	2,902,158
Santander Holdings USA, Inc., 4.40%, 07/13/27	830	802,570
Truist Financial Corp., Series L, (3 mo. LIBOR US + 3.10%), 5.05%(g)(h)	5,270	4,690,300
Wells Fargo & Co., 5.61%, 01/15/44(d)	4,119	4,931,076

		54,941,776

Beverages — 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46	6,170	6,720,141
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49(d)	5,000	5,876,975
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	151	154,775
Keurig Dr. Pepper, Inc., 4.60%, 05/25/28	3,215	3,516,738

		16,268,629

Biotechnology — 0.6%
Baxalta, Inc., 5.25%, 06/23/45(d)	6,000	7,535,438

Building Products — 0.3%
Masonite International Corp.(a):
5.75%, 09/15/26	282	276,360
5.38%, 02/01/28	271	266,339

Security	Par (000)	Value

Building Products (continued)
Standard Industries, Inc.(a):
5.50%, 02/15/23	USD 147	$141,855
5.38%, 11/15/24	410	395,650
6.00%, 10/15/25	1,965	1,931,202

		3,011,406

Capital Markets — 0.1%
LABL Escrow Issuer LLC, 6.75%, 07/15/26(a)	742	682,640
State Street Corp.(Secured Overnight Financing Rate + 2.65%), 3.15%, 03/30/31(a)(g)	840	859,282

		1,541,922

Chemicals — 2.1%
Atotech Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(a)(e)	500	450,000
Axalta Coating Systems LLC, 4.88%, 08/15/24(a)	715	686,400
Chemours Co., 6.63%, 05/15/23	381	323,850
DuPont de Nemours, Inc., 5.42%, 11/15/48(d)	7,500	8,252,007
Element Solutions, Inc., 5.88%, 12/01/25(a)	4,219	4,134,620
GCP Applied Technologies, Inc., 5.50%, 04/15/26(a)	299	278,070
LYB Finance Co. BV, 8.10%, 03/15/27(a)(d)	6,000	7,661,963
NOVA Chemicals Corp., 4.88%, 06/01/24(a)	240	210,600
PQ Corp., 6.75%, 11/15/22(a)	935	939,714
Valvoline, Inc., 4.25%, 02/15/30(a)	588	551,191
WR Grace & Co-Conn, 5.63%, 10/01/24(a)	1,493	1,470,157

		24,958,572

Commercial Services & Supplies — 4.0%
ADT Security Corp.:
3.50%, 07/15/22	32	31,200
4.13%, 06/15/23	174	170,083
4.88%, 07/15/32(a)	1,140	968,658
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(a)(d)	1,203	1,133,707
Aviation Capital Group LLC(a):
7.13%, 10/15/20(d)	31,000	30,654,161
6.75%, 04/06/21	7,850	7,781,011
Clean Harbors, Inc., 5.13%, 07/15/29(a)	1,278	1,188,540
Core & Main LP, 6.13%, 08/15/25(a)	1,215	1,129,950
Garda World Security Corp., 9.50%, 11/01/27(a)	346	309,289
GFL Environmental, Inc.(a)(d):
5.13%, 12/15/26	1,784	1,739,400
8.50%, 05/01/27	562	564,642

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services & Supplies (continued)
KAR Auction Services, Inc., 5.13%, 06/01/25(a)	USD 446	$425,930
United Rentals North America, Inc.:
4.63%, 10/15/25	461	442,560
3.88%, 11/15/27	381	360,045
4.88%, 01/15/28	777	753,690

		47,652,866

Communications Equipment — 0.3%
CommScope, Inc.(a):
5.50%, 03/01/24	926	937,112
6.00%, 03/01/26	654	653,019
Nokia OYJ, 6.63%, 05/15/39	567	574,371
ViaSat, Inc., 5.63%, 04/15/27(a)	1,906	1,882,175

		4,046,677

Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)	984	772,637
frontdoor, Inc., 6.75%, 08/15/26(a)	272	260,440
PulteGroup, Inc., 7.88%, 06/15/32	56	61,600
SRS Distribution, Inc., 8.25%, 07/01/26(a)	429	326,040

		1,420,717

Construction Materials — 0.6%
American Builders & Contractors Supply Co., Inc.(a):
5.88%, 05/15/26	101	96,203
4.00%, 01/15/28	764	695,240
Core & Main Holdings LP, (8.625% Cash or 9.38% PIK), 8.63%, 09/15/24(a)(e)	1,085	992,775
HD Supply, Inc., 5.38%, 10/15/26(a)(d)	5,161	5,017,111
Williams Scotsman International, Inc., 6.88%, 08/15/23(a)	951	865,410

		7,666,739

Consumer Discretionary — 0.2%
Dun & Bradstreet Corp., 6.88%, 08/15/26(a)	2,163	2,249,520

Consumer Finance — 1.6%
Ally Financial, Inc., 8.00%, 11/01/31	3,727	4,318,475
Mastercard, Inc., 3.85%, 03/26/50	2,355	2,885,927
Navient Corp.:
7.25%, 09/25/23	498	483,090
6.13%, 03/25/24	59	54,575
5.00%, 03/15/27	329	282,841
Refinitiv US Holdings, Inc.(a):
6.25%, 05/15/26(d)	3,506	3,619,945
8.25%, 11/15/26	1,389	1,465,395

Security	Par (000)	Value

Consumer Finance (continued)
Springleaf Finance Corp.:
7.13%, 03/15/26	USD 1,231	$1,218,690
6.63%, 01/15/28	506	478,170
5.38%, 11/15/29	257	235,155
Verscend Escrow Corp., 9.75%, 08/15/26(a)	3,791	3,783,873

		18,826,136

Containers & Packaging — 0.9%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(a)(e)	2,049	1,759,886
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a):
4.13%, 08/15/26(d)	605	601,975
5.25%, 08/15/27	225	230,625
Berry Global, Inc., 4.88%, 07/15/26(a)	836	844,360
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	224	220,640
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	526	538,992
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(a):
5.13%, 07/15/23	317	313,830
7.00%, 07/15/24	652	662,595
Sealed Air Corp., 6.88%, 07/15/33(a)	182	182,360
Trivium Packaging Finance BV(a)(d):
5.50%, 08/15/26	2,830	2,815,850
8.50%, 08/15/27	2,517	2,529,585

		10,700,698

Diversified Consumer Services — 0.3%
Ascend Learning LLC, 6.88%, 08/01/25(a)	1,611	1,562,670
Prime Security Services Borrower LLC/Prime Finance, Inc.(a):
5.75%, 04/15/26	252	246,960
6.25%, 01/15/28	712	614,100
Service Corp. International, 5.13%, 06/01/29	468	477,360
ServiceMaster Co. LLC, 5.13%, 11/15/24(a)	413	407,838

		3,308,928

Diversified Financial Services — 4.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26(a)(d)	4,871	4,785,757
Altice France Holding SA(a):
10.50%, 05/15/27	4,098	4,323,390
6.00%, 02/15/28	934	821,621
Citigroup, Inc.:
6.68%, 09/13/43	4,125	5,406,319
Series V, (Secured Overnight Financing Rate + 3.23%), 4.70%(g)(h)	7,525	6,445,915

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(a)	USD 516	$513,420
Ford Motor Credit Co. LLC, 5.88%, 08/02/21(d)	9,420	9,231,600
General Motors Financial Co., Inc.:
4.38%, 09/25/21(d)	2,260	2,080,896
4.25%, 05/15/23	931	841,901
Jefferies Financial Group, Inc., 5.50%, 10/18/23	4,000	4,047,789
Murphy Oil USA, Inc., 4.75%, 09/15/29	383	359,063
Royal Bank of Scotland Group PLC:
6.10%, 06/10/23	2,500	2,586,981
6.00%, 12/19/23(d)	10,080	10,566,553
5.13%, 05/28/24(d)	5,250	5,376,573
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(a)	1,910	1,747,765

		59,135,543

Diversified Telecommunication Services — 7.4%
AT&T, Inc.:
6.30%, 01/15/38(d)	12,000	14,571,858
5.15%, 03/15/42	250	287,400
4.65%, 06/01/44	28	29,360
4.35%, 06/15/45	367	387,568
4.85%, 07/15/45	97	103,180
CenturyLink, Inc.:
5.63%, 04/01/25(d)	1,909	1,918,526
5.13%, 12/15/26(a)	1,827	1,827,000
Series P, 7.60%, 09/15/39	621	602,370
Series S, 6.45%, 06/15/21	1,176	1,193,640
Series U, 7.65%, 03/15/42	1,231	1,194,070
Series Y, 7.50%, 04/01/24(d)	564	617,580
Frontier Communications Corp., 8.00%, 04/01/27(a)(i)(j)	3,736	3,684,742
Level 3 Financing, Inc.:
5.38%, 08/15/22	1,761	1,769,805
5.13%, 05/01/23	483	474,543
5.38%, 05/01/25	614	610,930
4.63%, 09/15/27(a)	1,175	1,167,832
Telecom Italia Capital SA:
6.38%, 11/15/33	64	64,960
6.00%, 09/30/34	693	686,070
7.20%, 07/18/36	69	71,415
7.72%, 06/04/38	172	181,840
Telecom Italia SpA, 5.30%, 05/30/24(a)	1,662	1,670,410
Telefonica Emisiones SA, 5.21%, 03/08/47	5,000	5,603,786

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(a)	USD 1,566	$1,495,217
Verizon Communications, Inc.(d):
5.15%, 09/15/23	8,775	9,746,517
6.40%, 09/15/33	9,475	13,191,398
6.55%, 09/15/43	13,225	16,545,978
5.01%, 04/15/49	6,998	9,404,205

		89,102,200

Electric Utilities — 3.8%
Emera, Inc., Series 16-A, (3 mo. LIBOR US + 5.44%), 6.75%, 06/15/76(g)	7,500	6,798,825
Evergy, Inc., 5.29%, 06/15/22(d)(k)	5,550	5,727,133
Midland Cogeneration Venture LP, 5.25%, 03/15/25(a)(d)	2,765	2,641,472
NextEra Energy Capital Holdings, Inc.(3 mo. LIBOR US + 2.41%), 4.80%, 12/01/77(g)	5,000	4,163,500
NextEra Energy Operating Partners LP(a):
4.25%, 07/15/24	1,215	1,184,625
4.25%, 09/15/24	290	282,750
4.50%, 09/15/27	108	105,300
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42	2,750	3,671,026
Progress Energy, Inc., 7.00%, 10/30/31(d)	12,000	15,121,335
Puget Energy, Inc.:
6.00%, 09/01/21	275	282,048
5.63%, 07/15/22(d)	5,550	5,549,498

		45,527,512

Electronic Equipment, Instruments & Components — 0.2%
CDW LLC/CDW Finance Corp.:
5.50%, 12/01/24	2,153	2,244,050
5.00%, 09/01/25	532	548,120

		2,792,170

Energy Equipment & Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(a)	231	164,033
Gates Global LLC/Gates Global Co., 6.25%, 01/15/26(a)	714	631,890
Halliburton Co., 5.00%, 11/15/45(d)	6,615	5,109,355
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 04/01/26	707	441,875
6.88%, 09/01/27	815	505,300

		6,852,453

Environmental, Maintenance, & Security Service — 0.1%
GFL Environmental, Inc., 7.00%, 06/01/26(a)(d)	1,005	972,755

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental, Maintenance, & Security Service (continued)
Waste Pro USA, Inc., 5.50%, 02/15/26(a)	USD 854	$792,341

		1,765,096

Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp., 3.60%, 01/15/28	4,000	3,975,698
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(a)	383	310,759
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)	183	157,380
Hilton Domestic Operating Co., Inc., 4.25%, 09/01/24	633	591,855
Host Hotels & Resorts LP, 3.75%, 10/15/23(d)	3,600	3,159,745
Iron Mountain, Inc.(a):
4.88%, 09/15/27	1,016	985,520
4.88%, 09/15/29	379	356,025
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27(a)	1,848	1,459,920
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26	186	161,820
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24	4,627	4,441,920
4.50%, 09/01/26	1,658	1,376,140
4.50%, 01/15/28	430	365,500
MPT Operating Partnership LP/MPT Finance Corp.:
5.00%, 10/15/27	2,841	2,755,770
4.63%, 08/01/29	1,047	973,710
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(a)	1,230	922,500
SBA Communications Corp., 4.88%, 09/01/24	2,995	3,036,181
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/01/29(a)	1,298	1,184,269

		26,214,712

Food & Staples Retailing — 1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC:
6.63%, 06/15/24	425	431,375
5.75%, 03/15/25	307	310,193
4.63%, 01/15/27(a)	1,580	1,572,100
5.88%, 02/15/28(a)	928	944,518
4.88%, 02/15/30(a)	389	388,027
General Mills, Inc., 4.20%, 04/17/28	620	682,633

Security	Par (000)	Value

Food & Staples Retailing (continued)
Kraft Heinz Foods Co.(a):
7.13%, 08/01/39(d)	USD 4,415	$5,048,730
4.63%, 10/01/39	198	177,317
Post Holdings, Inc., 4.63%, 04/15/30(a)	1,670	1,599,025
Walmart, Inc., 5.25%, 09/01/35	5,150	6,971,665

		18,125,583

Food Products — 1.1%
Aramark Services, Inc.(a):
5.00%, 04/01/25	1,367	1,294,002
5.00%, 02/01/28	284	264,296
Darling Ingredients, Inc., 5.25%, 04/15/27(a)	569	551,759
General Mills, Inc., 2.88%, 04/15/30	725	723,550
JBS USA LUX SA/JBS USA Finance, Inc.(a):
5.88%, 07/15/24	537	543,713
5.75%, 06/15/25	2,093	2,113,930
6.75%, 02/15/28	399	425,127
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(a):
6.50%, 04/15/29	2,713	2,910,235
5.50%, 01/15/30	2,054	2,120,755
Kraft Heinz Foods Co.:
5.00%, 07/15/35	297	295,280
5.00%, 06/04/42	12	11,361
5.20%, 07/15/45	9	8,653
4.38%, 06/01/46	277	249,526
4.88%, 10/01/49(a)	542	492,821
Post Holdings, Inc., 5.63%, 01/15/28(a)	428	434,420
Simmons Foods, Inc., 7.75%, 01/15/24(a)	395	395,000

		12,834,428

Health Care Equipment & Supplies — 0.7%
Avantor, Inc.(a):
6.00%, 10/01/24(d)	5,881	6,161,524
9.00%, 10/01/25	1,616	1,701,163
Hologic, Inc., 4.63%, 02/01/28(a)	226	226,565
Medtronic, Inc., 4.63%, 03/15/45(d)	647	864,098

		8,953,350

Health Care Providers & Services — 5.2%
Aetna, Inc., 3.88%, 08/15/47	3,500	3,577,002
AHP Health Partners, Inc., 9.75%, 07/15/26(a)	402	347,871
Anthem, Inc., 4.55%, 03/01/48(d)	5,000	5,620,622
Centene Corp.(a):
5.25%, 04/01/25	776	779,880
5.38%, 08/15/26	1,457	1,486,140
4.25%, 12/15/27	2,529	2,478,420
4.63%, 12/15/29	4,138	4,158,690
3.38%, 02/15/30	1,019	947,670

8

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc.(a):
8.63%, 01/15/24	USD 1,392	$1,374,168
6.63%, 02/15/25	425	393,125
8.00%, 03/15/26	1,531	1,454,450
Encompass Health Corp., 5.75%, 11/01/24	372	373,748
HCA, Inc.:
5.38%, 09/01/26	665	684,950
5.63%, 09/01/28	1,297	1,357,570
5.88%, 02/01/29	420	444,150
3.50%, 09/01/30	3,152	2,859,531
5.25%, 06/15/49	3,500	3,731,501
LifePoint Health, Inc., 4.38%, 02/15/27(a)	491	462,522
MEDNAX, Inc., 5.25%, 12/01/23(a)	323	263,245
Molina Healthcare, Inc., 5.38%, 11/15/22	295	287,625
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)	1,575	1,370,345
Polaris Intermediate Corp., (8.50% Cash or 9.25% PIK), 8.50%, 12/01/22(a)(e)	1,054	816,633
Radiology Partners, Inc., 9.25%, 02/01/28(a)	320	277,040
Regional Care Hospital Partners Holdings, Inc., 8.25%, 05/01/23(a)	1,977	2,047,678
Surgery Center Holdings, Inc.(a):
6.75%, 07/01/25	375	270,000
10.00%, 04/15/27	514	359,800
Tenet Healthcare Corp.:
8.13%, 04/01/22	1,108	1,055,370
4.63%, 07/15/24	1,145	1,093,475
4.63%, 09/01/24(a)	882	844,780
4.88%, 01/01/26(a)(d)	4,096	3,901,440
6.25%, 02/01/27(a)	945	921,375
5.13%, 11/01/27(a)	2,318	2,207,895
UnitedHealth Group, Inc., 6.88%, 02/15/38(d)	10,000	14,664,758

		62,913,469

Health Care Technology — 0.2%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(a)	650	598,000
IQVIA, Inc.(a):
5.00%, 10/15/26	554	565,080
5.00%, 05/15/27	1,192	1,218,820

		2,381,900

Hotels, Restaurants & Leisure — 1.9%
1011778 BC ULC/New Red Finance, Inc.(a):
4.25%, 05/15/24	306	305,232
5.00%, 10/15/25(d)	1,619	1,546,129

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
3.88%, 01/15/28	USD 1,559	$1,481,050
4.38%, 01/15/28	2,509	2,318,065
Boyd Gaming Corp., 6.00%, 08/15/26	330	283,800
Cedar Fair LP, 5.25%, 07/15/29(a)	439	370,955
Churchill Downs, Inc.(a):
5.50%, 04/01/27	2,042	1,924,932
4.75%, 01/15/28	282	245,340
Eldorado Resorts, Inc., 6.00%, 09/15/26	277	249,993
Golden Nugget, Inc., 6.75%, 10/15/24(a)	1,562	983,888
Hilton Domestic Operating Co., Inc.:
5.13%, 05/01/26	1,492	1,402,480
4.88%, 01/15/30	1,979	1,682,150
IRB Holding Corp., 6.75%, 02/15/26(a)	122	96,126
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a):
5.00%, 06/01/24	600	588,000
5.25%, 06/01/26	399	398,441
Las Vegas Sands Corp.:
3.50%, 08/18/26	96	87,809
3.90%, 08/08/29	62	53,435
Lions Gate Capital Holdings LLC, 6.38%, 02/01/24(a)	253	222,640
McDonald’s Corp., 4.20%, 04/01/50	480	536,901
MGM Resorts International:
7.75%, 03/15/22	1,059	1,048,961
6.00%, 03/15/23	1,335	1,288,275
Scientific Games International, Inc.(a):
5.00%, 10/15/25	669	582,030
8.25%, 03/15/26	2,158	1,381,357
7.00%, 05/15/28	451	277,365
7.25%, 11/15/29	218	136,250
Wyndham Destinations, Inc.:
5.40%, 04/01/24	283	239,135
5.75%, 04/01/27	308	257,180
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)	453	394,110
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	602	544,810
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)	709	645,190
Yum! Brands, Inc.(a):
7.75%, 04/01/25	709	744,450
4.75%, 01/15/30	568	533,920

		22,850,399

Household Durables — 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.88%, 02/15/30(a)	770	584,969

9

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Durables (continued)
Lennar Corp.:
2.95%, 11/29/20	USD 520	$507,000
8.38%, 01/15/21	1,515	1,537,725
4.75%, 11/15/22	1,605	1,572,900
4.88%, 12/15/23	466	456,680
5.25%, 06/01/26	890	905,575
Mattamy Group Corp., 4.63%, 03/01/30(a)	524	450,640
PulteGroup, Inc., 5.00%, 01/15/27	106	105,767

		6,121,256

Household Products — 0.1%
Energizer Holdings, Inc.(a):
6.38%, 07/15/26	222	224,220
7.75%, 01/15/27(d)	595	615,052
Spectrum Brands, Inc., 5.75%, 07/15/25	1,002	936,870

		1,776,142

Independent Power and Renewable Electricity Producers — 1.1%
Calpine Corp.:
5.75%, 01/15/25	674	623,450
5.25%, 06/01/26(a)	1,351	1,283,450
4.50%, 02/15/28(a)	1,386	1,343,380
5.13%, 03/15/28(a)	3,550	3,266,000
Clearway Energy Operating LLC:
5.75%, 10/15/25	545	539,550
4.75%, 03/15/28(a)	719	666,873
NRG Energy, Inc.:
6.63%, 01/15/27	2,688	2,795,520
5.75%, 01/15/28	52	53,040
5.25%, 06/15/29(a)	1,882	1,938,460
TerraForm Power Operating LLC(a):
4.25%, 01/31/23	370	367,225
5.00%, 01/31/28	378	396,068
4.75%, 01/15/30	562	545,140

		13,818,156

Industrial Conglomerates — 0.1%
BWX Technologies, Inc., 5.38%, 07/15/26(a)	737	707,520

Insurance — 2.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(a)	2,271	2,126,564
Aon PLC, 4.25%, 12/12/42	6,500	6,573,920
Global Atlantic Fin Co., 8.63%, 04/15/21(a)(d)	3,400	3,621,835
HUB International Ltd., 7.00%, 05/01/26(a)	1,824	1,805,760
Nationstar Mortgage Holdings, Inc.(a):
8.13%, 07/15/23	552	539,746
9.13%, 07/15/26	167	151,135

Security	Par (000)	Value

Insurance (continued)
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40(a)(d)	USD 12,000	$15,456,705
Progressive Corp., Series B, (3 mo. LIBOR US + 2.54%), 5.38%(g)(h)	5,000	4,232,600

		34,508,265

Interactive Media & Services — 0.8%
Booking Holdings, Inc., 3.55%, 03/15/28	3,375	3,232,162
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)	370	373,404
Match Group, Inc., 4.13%, 08/01/30(a)	517	462,069
Netflix, Inc.:
5.88%, 11/15/28	1,682	1,797,217
5.38%, 11/15/29(a)	1,934	2,006,815
4.88%, 06/15/30(a)	395	400,984
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)(d)	402	360,795
Twitter, Inc., 3.88%, 12/15/27(a)	299	287,601
Uber Technologies, Inc.(a):
7.50%, 11/01/23	588	571,865
8.00%, 11/01/26	47	46,647
7.50%, 09/15/27	381	376,123

		9,915,682

IT Services — 0.5%
Banff Merger Sub, Inc., 9.75%, 09/01/26(a)	2,404	2,115,520
Camelot Finance SA, 4.50%, 11/01/26(a)	1,575	1,527,750
Fidelity National Information Services, Inc., 5.00%, 10/15/25	538	600,282
Gartner, Inc., 5.13%, 04/01/25(a)	399	390,023
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)	1,160	1,067,200
WEX, Inc., 4.75%, 02/01/23(a)	610	585,600

		6,286,375

Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25(a)(d)	746	758,608
5.88%, 12/15/27(a)	503	516,983
6.20%, 10/01/40	44	36,410
5.45%, 11/01/41	202	159,580

		1,471,581

Machinery — 0.3%
Colfax Corp.(a):
6.00%, 02/15/24	983	948,595
6.38%, 02/15/26	1,157	1,139,645
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(a)	878	820,930

10

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(a)	USD 1,297	$1,082,995

		3,992,165

Media — 9.6%
Altice Financing SA(a):
7.50%, 05/15/26	2,172	2,104,451
5.00%, 01/15/28	863	763,755
Altice France SA(a):
7.38%, 05/01/26(d)	6,371	6,324,173
8.13%, 02/01/27	1,112	1,159,260
CCO Holdings LLC/CCO Holdings Capital Corp.(a):
5.13%, 05/01/27(d)	3,844	3,853,994
5.00%, 02/01/28	162	162,405
5.38%, 06/01/29	1,983	2,037,731
4.75%, 03/01/30	353	351,235
4.50%, 08/15/30	4,099	4,017,020
4.50%, 05/01/32	3,664	3,573,133
Charter Communications Operating LLC/Charter Communications Operating Capital:
6.38%, 10/23/35	479	568,541
6.48%, 10/23/45(d)	9,584	11,561,372
5.38%, 05/01/47	1,500	1,618,958
6.83%, 10/23/55	3,540	4,177,977
Clear Channel Worldwide Holdings, Inc.(a):
9.25%, 02/15/24	1,436	1,231,370
5.13%, 08/15/27(d)	6,050	5,724,812
Comcast Corp.:
3.75%, 04/01/40	545	615,249
4.95%, 10/15/58	3,795	5,136,411
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(a)(d)	4,846	4,004,008
Cox Communications, Inc., 8.38%, 03/01/39(a)	5,000	6,942,077
CSC Holdings LLC:
5.38%, 07/15/23(a)	2,432	2,431,976
5.25%, 06/01/24	1,061	1,063,642
7.75%, 07/15/25(a)(d)	4,129	4,294,160
6.63%, 10/15/25(a)	1,072	1,127,004
10.88%, 10/15/25(a)	620	670,375
5.50%, 05/15/26(a)	1,691	1,749,086
5.38%, 02/01/28(a)	800	816,000
7.50%, 04/01/28(a)	877	934,373
5.75%, 01/15/30(a)	406	409,435
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(a)	1,472	1,196,029
Discovery Communications LLC, 4.88%, 04/01/43	4,000	3,740,117

Security	Par (000)	Value

Media (continued)
DISH DBS Corp.:
5.88%, 07/15/22	USD 2,406	$2,343,011
5.88%, 11/15/24	164	159,490
7.75%, 07/01/26	245	251,738
Fox Corp., 3.05%, 04/07/25	475	474,259
Front Range BidCo, Inc.(a):
4.00%, 03/01/27	4,674	4,469,512
6.13%, 03/01/28	1,846	1,753,700
Gray Television, Inc., 7.00%, 05/15/27(a)	415	412,925
Hughes Satellite Systems Corp., 5.25%, 08/01/26	351	347,490
iHeartCommunications, Inc.:
6.38%, 05/01/26	370	350,098
5.25%, 08/15/27(a)	376	329,000
4.75%, 01/15/28(a)	184	165,600
Intelsat Jackson Holdings SA, 5.50%, 08/01/23	1,334	873,770
Interpublic Group of Cos., Inc., 5.40%, 10/01/48	2,215	2,382,001
Lamar Media Corp.:
5.75%, 02/01/26	282	286,230
4.00%, 02/15/30(a)	307	285,510
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	800	788,000
Live Nation Entertainment, Inc., 4.75%, 10/15/27(a)	344	306,160
Meredith Corp., 6.88%, 02/01/26	144	126,331
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25(a)	105	101,325
Sirius XM Radio, Inc.(a):
5.00%, 08/01/27	1,244	1,262,536
5.50%, 07/01/29	1,669	1,702,380
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(a)	1,000	930,000
Time Warner Cable LLC, 6.55%, 05/01/37	3,519	3,947,798
Univision Communications, Inc., 5.13%, 05/15/23(a)	750	663,750
ViacomCBS, Inc., 5.85%, 09/01/43	1,300	1,331,963
Videotron Ltd., 5.13%, 04/15/27(a)	999	999,000
Virgin Media Secured Finance PLC(a):
5.50%, 08/15/26	487	494,305
5.50%, 05/15/29	1,561	1,555,380
Ziggo Bond Co. BV, 6.00%, 01/15/27(a)	955	926,350
Ziggo BV(a):
5.50%, 01/15/27	874	874,000
4.88%, 01/15/30	682	664,224

		115,917,965

Metals & Mining — 3.2%
Anglo American Capital PLC, 5.63%, 04/01/30(a)	2,890	2,930,818

11

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metals & Mining (continued)
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	USD 5,000	$4,756,250
Arconic Corp., 6.13%, 02/15/28(a)	552	564,420
Commercial Metals Co., 4.88%, 05/15/23(d)	2,194	2,067,845
Constellium SE:
4.63%, 05/15/21	EUR 327	327,376
6.63%, 03/01/25(a)(d)	USD 609	548,100
5.88%, 02/15/26(a)	1,701	1,479,870
Freeport-McMoRan, Inc.:
4.00%, 11/14/21	500	502,500
3.55%, 03/01/22	221	213,541
3.88%, 03/15/23	6,265	5,920,425
4.25%, 03/01/30	2,224	1,934,880
5.40%, 11/14/34	2,250	2,081,250
5.45%, 03/15/43	4,865	4,354,175
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)	817	762,098
Kaiser Aluminum Corp., 4.63%, 03/01/28(a)	1,337	1,186,587
Novelis Corp.(a):
5.88%, 09/30/26	1,876	1,841,041
4.75%, 01/30/30	2,718	2,419,020
Southern Copper Corp., 5.88%, 04/23/45	3,870	4,088,307

		37,978,503

Oil, Gas & Consumable Fuels — 11.9%
Aker BP ASA(a):
4.75%, 06/15/24	1,169	980,692
5.88%, 03/31/25	570	504,362
Apache Corp., 3.25%, 04/15/22	21	15,767
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(a)	1,353	791,505
Buckeye Partners LP:
4.13%, 03/01/25(a)	594	500,742
4.50%, 03/01/28(a)	821	673,220
5.85%, 11/15/43	327	218,992
5.60%, 10/15/44	290	182,700
Callon Petroleum Co.:
6.25%, 04/15/23	326	77,425
6.13%, 10/01/24	16	2,840
8.25%, 07/15/25	817	130,720
Series WI, 6.38%, 07/01/26	106	17,755
Cheniere Energy Partners LP:
5.63%, 10/01/26	380	349,600
4.50%, 10/01/29(a)	1,133	985,710
Chesapeake Energy Corp., 11.50%, 01/01/25(a)	1,277	217,090
Cimarex Energy Co., 4.38%, 06/01/24	28	22,065
CNX Resources Corp., 5.88%, 04/15/22(d)	3,602	3,295,830

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc., 7.50%, 05/15/25(a)	USD 569	$369,850
Concho Resources, Inc., 4.88%, 10/01/47	3,815	2,938,210
Continental Resources, Inc., 4.90%, 06/01/44	3,500	1,521,270
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 05/01/27(a)	1,025	563,453
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)(d)	2,479	1,289,080
CVR Energy, Inc.(a):
5.25%, 02/15/25	526	408,965
5.75%, 02/15/28	175	130,812
DCP Midstream Operating LP:
5.38%, 07/15/25	120	81,936
5.13%, 05/15/29	48	30,238
6.45%, 11/03/36(a)	247	118,486
6.75%, 09/15/37(a)	1,527	824,580
Denbury Resources, Inc., 9.00%, 05/15/21(a)	535	156,487
Diamondback Energy, Inc., 3.50%, 12/01/29	104	70,712
eG Global Finance PLC(a):
6.75%, 02/07/25	906	742,920
8.50%, 10/30/25	587	522,430
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22	2,345	2,509,767
Enbridge, Inc.(3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78(g)	5,000	3,750,000
Endeavor Energy Resources LP/EER Finance, Inc.(a):
5.50%, 01/30/26	1,978	1,365,235
5.75%, 01/30/28	547	371,960
Energy Transfer Operating LP:
5.20%, 02/01/22(d)	10,200	9,598,975
4.25%, 03/15/23	553	500,742
5.88%, 01/15/24(d)	3,366	3,178,588
5.50%, 06/01/27	406	353,374
6.13%, 12/15/45	3,579	3,195,401
EnLink Midstream LLC, 5.38%, 06/01/29	188	97,760
EnLink Midstream Partners LP:
4.40%, 04/01/24	613	309,381
4.15%, 06/01/25	48	23,266
4.85%, 07/15/26	64	31,469
5.60%, 04/01/44	399	134,662
5.05%, 04/01/45	43	15,682
Enterprise Products Operating LLC:
4.90%, 05/15/46(d)	5,375	5,145,535
Series E, (3 mo. LIBOR US + 3.03%), 5.25%, 08/16/77(g)	4,800	3,288,000
EQT Corp.:
3.90%, 10/01/27	274	188,978
7.00%, 02/01/30	42	31,291

12

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Extraction Oil & Gas, Inc.(a):
7.38%, 05/15/24	USD 718	$127,445
5.63%, 02/01/26	1,546	255,090
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28	414	288,227
Hess Corp., 5.80%, 04/01/47	5,000	3,328,153
Hess Midstream Operations LP, 5.63%, 02/15/26(a)	402	283,838
Indigo Natural Resources LLC, 6.88%, 02/15/26(a)	993	655,380
Kinder Morgan, Inc.:
7.80%, 08/01/31	197	224,013
7.75%, 01/15/32	4,586	5,312,247
Marathon Petroleum Corp.:
4.75%, 12/15/23	1,230	1,164,711
5.13%, 12/15/26	937	927,657
Matador Resources Co., 5.88%, 09/15/26	943	276,299
MEG Energy Corp.(a):
7.00%, 03/31/24	130	59,963
6.50%, 01/15/25	1,486	939,895
MPLX LP:
4.13%, 03/01/27	825	702,979
5.20%, 03/01/47	3,500	2,887,556
4.70%, 04/15/48(d)	5,000	3,870,075
5.50%, 02/15/49	2,640	2,226,424
Murphy Oil Corp.:
5.75%, 08/15/25	49	26,220
5.88%, 12/01/42	47	19,265
Nabors Industries Ltd.(a):
7.25%, 01/15/26	401	136,340
7.50%, 01/15/28	365	116,800
Nabors Industries, Inc., 4.63%, 09/15/21	81	51,030
Nexen, Inc., 6.40%, 05/15/37	2,000	2,790,000
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	1,117	1,111,989
Noble Energy, Inc., 5.05%, 11/15/44	3,500	2,159,889
NuStar Logistics LP, 6.00%, 06/01/26	373	276,020
Occidental Petroleum Corp.:
4.85%, 03/15/21	186	156,145
2.60%, 08/13/21	454	356,978
2.70%, 08/15/22	320	228,175
Series 1, 4.10%, 02/01/21	339	288,145
Pacific Drilling SA, 8.38%, 10/01/23(a)	439	118,530
Parsley Energy LLC/Parsley Finance Corp.(a):
5.25%, 08/15/25	598	454,480
5.63%, 10/15/27	951	670,455
PDC Energy, Inc., 6.25%, 12/01/25	135	66,130
Petroleos Mexicanos:
3.50%, 01/30/23	5,000	4,017,969
4.63%, 09/21/23(d)	3,965	3,202,530
4.88%, 01/18/24	2,000	1,600,000

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP, Series B, (3 mo. LIBOR US + 4.11%), 6.13%(g)(h)	USD 2,215	$1,107,500
Plains All American Pipeline LP/PAA Finance Corp.:
4.70%, 06/15/44	1,498	985,099
4.90%, 02/15/45	2,102	1,417,558
QEP Resources, Inc.:
6.88%, 03/01/21	133	67,830
5.38%, 10/01/22	1,847	868,090
5.25%, 05/01/23	188	69,560
5.63%, 03/01/26	392	143,080
Range Resources Corp.:
5.75%, 06/01/21	734	557,840
5.88%, 07/01/22	280	201,600
5.00%, 08/15/22	484	362,855
5.00%, 03/15/23(d)	916	668,680
Rockies Express Pipeline LLC, 6.88%, 04/15/40(a)	580	348,552
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21	405	392,865
5.63%, 04/15/23(d)	10,510	9,779,536
5.75%, 05/15/24	2,575	2,384,340
5.88%, 06/30/26	1,481	1,340,009
SM Energy Co.:
6.13%, 11/15/22	202	85,472
5.00%, 01/15/24	823	271,590
5.63%, 06/01/25	138	37,606
6.75%, 09/15/26	426	127,800
6.63%, 01/15/27	243	70,729
Southwestern Energy Co., 4.10%, 03/15/22	504	378,000
Sunoco LP/Sunoco Finance Corp.:
6.00%, 04/15/27	317	272,620
Series WI, 4.88%, 01/15/23	672	641,760
Series WI, 5.88%, 03/15/28	317	263,110
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 09/15/24(a)	284	156,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.75%, 03/15/24	184	161,920
5.13%, 02/01/25	136	115,926
5.88%, 04/15/26	669	555,270
5.38%, 02/01/27	5	4,115
6.50%, 07/15/27	770	656,425
5.00%, 01/15/28	869	700,470
6.88%, 01/15/29	1,750	1,408,750
5.50%, 03/01/30(a)	836	645,726
TransCanada PipeLines Ltd., 4.88%, 05/15/48	4,000	4,148,578

13

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
TransCanada Trust(3 mo. LIBOR US + 3.53%), 5.63%, 05/20/75(g)	USD 2,755	$2,093,800
Transocean, Inc., 8.00%, 02/01/27(a)	740	351,500
Viper Energy Partners LP, 5.38%, 11/01/27(a)	285	239,400
Western Midstream Operating LP, 5.38%, 06/01/21(d)	5,125	4,095,129
Williams Cos., Inc.:
3.70%, 01/15/23	2,245	2,075,637
4.55%, 06/24/24	527	481,818
8.75%, 03/15/32	2,478	2,692,555
5.10%, 09/15/45(d)	5,075	4,756,768
WPX Energy, Inc.:
6.00%, 01/15/22	72	57,600
8.25%, 08/01/23	811	596,085
5.25%, 09/15/24	22	13,420
5.75%, 06/01/26	501	285,570
5.25%, 10/15/27	200	110,000
4.50%, 01/15/30	273	148,239

		143,598,134

Paper & Forest Products — 1.5%
International Paper Co.(d):
8.70%, 06/15/38	4,000	5,730,447
7.30%, 11/15/39	10,000	12,772,623

		18,503,070

Pharmaceuticals — 4.4%
AbbVie, Inc., 4.70%, 05/14/45	3,255	3,655,985
Allergan Funding SCS, 4.75%, 03/15/45(d)	5,485	5,911,901
Allergan Sales LLC, 5.00%, 12/15/21(a)	1,631	1,689,859
Allergan, Inc., 2.80%, 03/15/23	3,000	2,982,662
Bausch Health Americas, Inc., 8.50%, 01/31/27(a)	1,552	1,621,840
Bausch Health Cos., Inc.(a):
5.50%, 03/01/23	1,777	1,741,460
5.88%, 05/15/23	84	83,580
7.00%, 03/15/24	569	579,663
6.13%, 04/15/25	504	496,440
5.50%, 11/01/25	280	282,884
9.00%, 12/15/25	1,531	1,613,980
5.75%, 08/15/27	326	335,650
7.00%, 01/15/28	536	550,150
5.00%, 01/30/28	37	35,028
7.25%, 05/30/29	1,242	1,288,948
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(a)	1,051	1,019,470
Charles River Laboratories International, Inc.(a):
5.50%, 04/01/26	806	830,180
4.25%, 05/01/28	331	319,051

Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp.:
5.13%, 07/20/45	USD 3,879	$4,463,221
5.05%, 03/25/48(d)	8,205	9,374,442
Elanco Animal Health, Inc., 5.65%, 08/28/28	421	443,882
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/23(a)	395	286,130
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(a)	661	672,568
MEDNAX, Inc., 6.25%, 01/15/27(a)	881	707,003
Merck & Co., Inc., 6.50%, 12/01/33(d)	6,420	9,409,720
Par Pharmaceutical, Inc., 7.50%, 04/01/27(a)	2,324	2,312,380

		52,708,077

Producer Durables: Miscellaneous — 0.2%
Open Text Corp., 3.88%, 02/15/28(a)	1,031	969,140
Open Text Holdings, Inc., 4.13%, 02/15/30(a)	1,734	1,630,394

		2,599,534

Professional Services — 0.2%
ASGN, Inc., 4.63%, 05/15/28(a)	737	684,599
Dun & Bradstreet Corp., 10.25%, 02/15/27(a)	1,370	1,452,200

		2,136,799

Real Estate — 0.1%
Equinix, Inc., 5.88%, 01/15/26	1,169	1,192,813

Real Estate Management & Development — 0.4%
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(a)	460	416,327
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(a)	4,485	4,575,622

		4,991,949

Road & Rail — 1.5%
CSX Corp., 3.80%, 04/15/50	770	804,587
Herc Holdings, Inc., 5.50%, 07/15/27(a)	864	803,520
Norfolk Southern Corp., 6.00%, 03/15/05(d)	12,700	15,649,157
United Rentals North America, Inc.:
5.25%, 01/15/30	44	43,987
4.00%, 07/15/30	344	307,880

		17,609,131

Semiconductors & Semiconductor Equipment — 1.1%
Lam Research Corp., 4.88%, 03/15/49	875	1,128,494
NVIDIA Corp.:
3.50%, 04/01/50	2,785	3,028,218
3.70%, 04/01/60	1,760	1,967,295

14

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC, 4.63%, 06/15/22(a)	USD 490	$506,961
QUALCOMM, Inc., 4.30%, 05/20/47	3,500	4,199,892
Sensata Tech, Inc., 4.38%, 02/15/30(a)	1,390	1,251,000
Sensata Technologies BV(a):
5.63%, 11/01/24	695	677,625
5.00%, 10/01/25	572	541,970

		13,301,455

Software — 1.8%
CDK Global, Inc.:
5.88%, 06/15/26	378	399,357
4.88%, 06/01/27	1,041	1,067,025
5.25%, 05/15/29(a)	1,590	1,621,800
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(a)	1,430	1,462,590
Oracle Corp., 3.60%, 04/01/50	8,750	8,750,221
PTC, Inc.:
6.00%, 05/15/24	313	322,083
3.63%, 02/15/25(a)	406	379,610
4.00%, 02/15/28(a)	867	832,580
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(a)	1,831	1,794,380
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(a)	480	480,000
SS&C Technologies, Inc., 5.50%, 09/30/27(a)	3,889	4,053,155
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 02/01/23(a)	684	601,920

		21,764,721

Specialty Retail — 0.6%
Asbury Automotive Group, Inc.(a):
4.50%, 03/01/28	197	167,450
4.75%, 03/01/30	191	162,350
IAA, Inc., 5.50%, 06/15/27(a)	1,054	1,019,745
L Brands, Inc., 6.88%, 11/01/35	1,119	828,060
Penske Automotive Group, Inc., 5.50%, 05/15/26	1,160	1,058,152
PetSmart, Inc.(a):
7.13%, 03/15/23	588	547,575
5.88%, 06/01/25	2,317	2,282,245
Staples, Inc., 7.50%, 04/15/26(a)	1,524	1,346,835

		7,412,412

Technology Hardware, Storage & Peripherals — 0.6%
Dell International LLC/EMC Corp.(a):
5.88%, 06/15/21	407	407,509
7.13%, 06/15/24	1,800	1,858,500
8.35%, 07/15/46	2,355	2,795,984
NCR Corp.(a):
5.75%, 09/01/27	512	465,920
6.13%, 09/01/29	512	478,157

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Presidio Holdings, Inc.(a):
4.88%, 02/01/27	USD 692	$619,340
8.25%, 02/01/28	190	167,437
Western Digital Corp., 4.75%, 02/15/26	1,004	1,019,060

		7,811,907

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc.:
3.25%, 03/27/40	3,050	3,196,529
3.38%, 03/27/50	3,075	3,354,525
William Carter Co., 5.63%, 03/15/27(a)	365	353,137

		6,904,191

Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a):
5.25%, 03/15/22	480	429,600
5.25%, 10/01/25	268	220,510
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27(a)	1,015	862,750

		1,512,860

Tobacco — 2.3%
Altria Group, Inc., 10.20%, 02/06/39(d)	13,392	22,497,513
BAT Capital Corp., 4.54%, 08/15/47	3,000	2,730,415
Reynolds American, Inc., 5.85%, 08/15/45	2,335	2,508,140

		27,736,068

Trading Companies & Distributors — 0.1%
Doric Nimrod Air Alpha Ltd. Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/25(a)	1,251	1,263,767

Utilities — 0.1%
Vistra Operations Co. LLC(a):
5.63%, 02/15/27	812	837,375
5.00%, 07/31/27	436	442,540

		1,279,915

Wireless Telecommunication Services — 2.8%
Altice France SA, 5.50%, 01/15/28(a)	2,001	1,873,536
Crown Castle International Corp.:
3.65%, 09/01/27(d)	8,000	8,102,090
3.30%, 07/01/30	1,220	1,209,984
4.15%, 07/01/50	820	810,980
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24(a)	635	558,800
SBA Communications Corp.:
4.00%, 10/01/22	1,045	1,044,687
3.88%, 02/15/27(a)	1,760	1,764,400

15

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Sprint Capital Corp.:
6.88%, 11/15/28	USD 1,709	$1,952,020
8.75%, 03/15/32	811	1,072,548
Sprint Corp.:
7.88%, 09/15/23	1,233	1,353,316
7.13%, 06/15/24	1,333	1,463,167
7.63%, 02/15/25	36	39,780
7.63%, 03/01/26	1,196	1,353,633
T-Mobile USA, Inc.:
4.50%, 02/01/26	538	550,105
4.75%, 02/01/28	913	951,163
VICI Properties LP/VICI Note Co., Inc.(a):
3.50%, 02/15/25	946	882,145
4.25%, 12/01/26	3,168	2,906,640
3.75%, 02/15/27	1,004	946,270
4.13%, 08/15/30	3,718	3,480,977

		32,316,241

Total Corporate Bonds — 102.3% (Cost — $1,235,316,268)		1,232,842,192

Foreign Agency Obligations — 2.1%

Brazil — 0.5%
Brazilian Government International Bond, 5.00%, 01/27/45	6,525	6,208,945

Colombia — 0.4%
Colombia Government International Bond, 5.63%, 02/26/44	4,000	4,366,250

Indonesia — 0.4%
Indonesia Government International Bond, 5.88%, 01/15/24(a)	4,400	4,789,125

Mexico — 0.5%
Mexico Government International Bond, 4.75%, 03/08/44	5,800	5,885,188

Uruguay — 0.3%
Uruguay Government International Bond, 5.10%, 06/18/50	3,500	3,988,906

Total Foreign Agency Obligations — 2.1% (Cost — $23,628,613)		25,238,414

Municipal Bonds — 1.5%

Illinois — 0.4%
Chicago O’Hare International Airport, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B, 6.85%, 01/01/38	5,000	4,982,250

Security	Par (000)	Value

New York — 1.1%
Metropolitan Transportation Authority, RB, Build America Bonds, Series B-1, 6.55%, 11/15/31	USD 10,000	$12,670,900

Total Municipal Bonds — 1.5% (Cost — $14,833,900)		17,653,150

Preferred Securities – 24.5%

Capital Trusts — 22.4%

Banks — 6.9%
Barclays PLC, 8.00%(g)(h)	4,500	4,173,300
BNP Paribas SA(a)(g)(h):
7.20%	5,000	4,950,000
7.38%	4,535	4,330,925
Capital One Financial Corp., Series E, 5.55%(g)(h)	5,000	4,300,000
CIT Group, Inc., Series A, 5.80%(g)(h)	3,000	2,610,000
Citigroup, Inc., 5.90%(g)(h)	2,210	2,132,650
Credit Suisse Group AG, 7.50%(a)(g)(h)	3,250	3,128,125
HSBC Capital Funding LP, 10.18%(a)(d)(g)(h)	11,835	17,397,450
Lloyds Banking Group PLC, 7.50%(g)(h)	8,285	7,446,558
Macquarie Bank Ltd., 6.13%(a)(g)(h)	1,885	1,696,500
Nordea Bank AB, 6.13%(a)(g)(h)	5,540	4,927,830
U.S. Bancorp, Series J, 5.30%(d)(g)(h)	10,415	9,998,400
Wells Fargo & Co.,(g)(h):
Series Q, 5.85%	551	13,404,675
Series S, 5.90%	281	275,380
Series U, 5.88%	2,655	2,694,825

		83,466,618

Capital Markets — 1.2%
Morgan Stanley, Series H, 4.83%(g)(h)	8,675	7,308,688
State Street Corp.,(g)(h):
Series D, 5.90%	220	5,366,848
Series F, 5.25%	1,855	1,743,700

		14,419,236

Commercial Services & Supplies — 0.3%
AerCap Global Aviation Trust, 6.50%, 06/15/45(a)(g)	5,000	4,143,750

Consumer Finance — 0.3%
American Express Co., Series C, 4.03%(g)(h)	4,510	3,810,950

Diversified Financial Services — 6.9%
Bank of America Corp.,(g)(h):
Series AA, 6.10%	8,630	8,716,300
Series U, 5.20%(d)	5,785	5,490,081
BNP Paribas SA, 6.75%(a)(g)(h)	5,000	4,512,500

16

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Credit Agricole SA, 8.13%(a)(g)(h)	USD 5,000	$5,150,000
Credit Suisse Group AG(a)(g)(h):
5.10%	1,230	950,175
6.25%	7,255	6,683,669
7.50%	1,865	1,718,784
HSBC Holdings PLC, 6.50%(g)(h)	2,615	2,445,025
JPMorgan Chase & Co.:
8.75%, 09/01/30	2,000	3,023,102
Series 1, 5.24%(g)(h)	1,785	1,593,576
Series Q, 5.15%(g)(h)	4,000	3,800,000
Series R, 6.00%(d)(g)(h)	14,130	13,988,700
Series S, 6.75%(d)(g)(h)	9,775	10,214,875
Royal Bank of Scotland Group PLC(g)(h):
8.00%	970	906,348
8.63%	5,135	5,006,625
Societe Generale SA, 7.38%(a)(g)(h)	1,980	1,820,907
UBS Group AG, 7.00%(a)(g)(h)	7,500	7,050,000

		83,070,667

Electric Utilities — 0.4%
PPL Capital Funding, Inc., Series A, 4.04%, 03/30/67(g)	8,300	5,312,000

Insurance — 3.3%
ACE Capital Trust II, 9.70%, 04/01/30	7,000	9,240,000
Allstate Corp., Series B, 5.75%, 08/15/53(g)	5,000	4,450,000
American International Group, Inc., 8.18%, 05/15/68(g)	3,755	4,393,350
Equitable of Iowa Cos. Capital Trust II, Series B, 8.42%, 04/01/27	5,000	5,938,890
Farmers Exchange Capital II, 6.15%, 11/01/53(a)(g)	4,890	6,517,169
MetLife, Inc., 6.40%, 12/15/66	5,000	5,218,020
Principal Financial Group, Inc., 4.70%, 05/15/55(g)	5,000	4,400,000

		40,157,429

Media — 0.2%
ViacomCBS, Inc., 5.88%, 02/28/57(g)	2,111	1,815,460

Oil, Gas & Consumable Fuels — 0.7%
Enbridge, Inc., Series 16-A, 6.00%, 1/15/77(g)	5,880	4,351,200
Energy Transfer Operating LP, Series B, 6.63%(g)(h)	5,000	2,475,000

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC, 4.36%, 06/01/67(g)	USD 2,500	$1,375,000

		8,201,200

Road & Rail — 0.5%
BNSF Funding Trust I, 6.61%, 12/15/55(g)	6,125	6,002,500

Wireless Telecommunication Services — 1.7%
Centaur Funding Corp., 9.08%(a)	15	15,067,285
Vodafone Group PLC, 7.00%, 04/04/79(g)	4,745	5,070,408

		20,137,693

Total Capital Trusts — 22.4%		270,537,503

	Shares

Preferred Stocks — 2.1%

Banks — 1.0%
Citigroup, Inc., Series K, 6.88%(g)(h)	488,320	12,588,890

Capital Markets — 0.3%
Goldman Sachs Group, Inc., Series J, 5.50%(g)(h)	162,450	3,947,535

Electric Utilities — 0.2%
Entergy Louisiana LLC, 5.25%, 07/01/52	90,000	2,249,100

Equity Real Estate Investment Trusts (REITs) — 0.1%
Vornado Realty Trust, Series K, 5.70%(h)	50,000	1,082,500

Media — 0.5%
NBCUniversal Enterprise, Inc., 5.25%(a)(h)	5,600,000	5,600,000

Total Preferred Stocks — 2.1%		25,468,025

Total Preferred Securities — 24.5% (Cost — $313,462,499)		296,005,528

Total Long-Term Investments — 138.1% (Cost — $1,703,330,584)		1,665,121,547

17

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

	Shares	Value

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(l)(m)	3,022,594	$3,022,594

Total Short-Term Securities — 0.3% (Cost — $3,022,594)		3,022,594

Options Purchased — 0.0% (Cost — $3,637,600)		491,444

Total Investments Before Options Written — 138.4% (Cost — $1,709,990,778)		$1,668,635,585

Value

Options Written — (0.0)% (Premiums Received — $1,810,000)	$(46,234)

Total Investments, Net of Options Written — 138.4% (Cost — $1,708,180,778)	1,668,589,351

Liabilities in Excess of Other Assets — (38.4)%	(462,939,964)

Net Assets — 100.0%	$1,205,649,387

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security with no stated maturity date.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(l)	Annualized 7-day yield as of period end.
(m)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	9,646,385	—	(6,623,791	)(b)	3,022,594	$3,022,594	$64,721	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

EUR	Euro

USD	United States Dollar

Portfolio Abbreviations

ARB	Airport Revenue Bonds

CLO	Collateralized Loan Obligation

CR	Custodian Receipt

OTC	Over-the-Counter

PIK	Payment-In-Kind

RB	Revenue Bonds

REIT	Real Estate Investment Trust

18

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	(0.25)%	08/26/19	Open	$297,480	$296,655	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25	08/26/19	Open	1,117,005	1,126,422	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.90	08/26/19	Open	17,338,275	17,552,692	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.90	08/26/19	Open	13,617,788	13,786,194	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.90	08/26/19	Open	10,050,475	10,174,766	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.90	08/26/19	Open	9,872,750	9,994,843	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.00	08/26/19	Open	4,725,000	4,786,294	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	08/26/19	Open	4,917,250	4,981,038	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.00	08/26/19	Open	2,950,000	2,988,268	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	08/26/19	Open	5,217,606	5,285,290	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	08/26/19	Open	6,817,500	6,905,938	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	08/26/19	Open	946,250	958,525	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	08/26/19	Open	2,411,955	2,443,243	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	08/26/19	Open	5,220,906	5,288,633	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	08/26/19	Open	5,645,000	5,719,596	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	08/26/19	Open	16,005,000	16,216,497	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	08/26/19	Open	3,911,306	3,962,992	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	08/26/19	Open	30,801,780	31,208,808	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	08/26/19	Open	8,130,000	8,237,433	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	08/26/19	Open	8,979,975	9,098,640	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	08/26/19	Open	16,275,000	16,490,065	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	08/26/19	Open	10,400,000	10,537,430	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	08/26/19	Open	5,062,500	5,129,398	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	08/26/19	Open	7,440,000	7,538,315	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	08/26/19	Open	14,312,500	14,501,632	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	08/26/19	Open	802,280	812,882	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	08/26/19	Open	7,843,219	7,946,863	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	08/26/19	Open	7,350,000	7,447,126	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	08/26/19	Open	3,573,000	3,620,215	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	08/26/19	Open	7,111,125	7,205,095	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	08/26/19	Open	8,714,875	8,830,037	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	08/26/19	Open	9,128,063	9,248,685	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	08/26/19	Open	5,633,250	5,707,690	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	08/26/19	Open	5,637,500	5,711,996	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	10/31/19	Open	1,955,000	1,972,289	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	01/31/20	Open	488,565	489,732	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	02/05/20	Open	8,957,440	8,983,877	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.25	02/05/20	Open	652,650	653,878	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95	02/05/20	Open	7,943,750	7,967,625	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.00	02/06/20	Open	5,618,088	5,634,755	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/06/20	Open	3,573,763	3,584,856	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/06/20	Open	4,020,000	4,032,479	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/06/20	Open	2,718,750	2,727,189	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/06/20	Open	4,875,233	4,890,366	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/06/20	Open	1,668,040	1,673,218	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/06/20	Open	3,948,356	3,960,613	Corporate Bonds	Open/Demand

19

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	1.05%	02/06/20	Open	$4,785,469	$4,800,324	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/06/20	Open	5,069,925	5,085,663	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/06/20	Open	1,529,955	1,534,704	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/06/20	Open	1,584,990	1,589,910	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	02/06/20	Open	3,817,630	3,829,773	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	02/06/20	Open	2,479,245	2,487,130	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	02/06/20	Open	4,725,125	4,740,515	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	02/06/20	Open	1,094,730	1,098,296	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95	02/06/20	Open	3,497,750	3,508,073	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95	02/06/20	Open	19,391,156	19,447,337	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.50	02/06/20	Open	2,920,965	2,930,077	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.50	02/06/20	Open	8,806,800	8,834,272	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.50	02/06/20	Open	10,051,220	10,082,574	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.50	02/06/20	Open	3,244,523	3,254,644	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.50	02/06/20	Open	2,948,430	2,957,627	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.50	02/06/20	Open	2,874,480	2,883,447	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.50	02/06/20	Open	3,088,800	3,098,435	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.50	02/06/20	Open	9,109,800	9,138,218	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.50	02/06/20	Open	3,277,010	3,287,232	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.50	02/06/20	Open	2,755,816	2,764,413	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	02/14/20	Open	1,842,980	1,847,552	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	03/10/20	Open	1,965,645	1,967,452	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	03/11/20	Open	521,255	521,711	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	03/11/20	Open	900,731	901,519	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	03/16/20	Open	8,310,000	8,315,240	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	03/18/20	Open	7,188,750	7,191,825	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.75	03/20/20	Open	434,350	434,459	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.75	03/20/20	Open	385,193	385,289	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.75	03/20/20	Open	495,158	495,281	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.75	03/20/20	Open	422,744	422,849	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.80	03/20/20	Open	1,653,728	1,654,169	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.10	03/20/20	Open	985,403	985,764	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95	03/25/20	Open	8,092,700	8,093,981	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95	03/25/20	Open	2,229,975	2,230,328	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95	03/25/20	Open	8,682,750	8,684,125	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	03/26/20	Open	4,305,000	4,305,777	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	03/26/20	Open	2,269,200	2,269,610	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.40	03/27/20	Open	4,875,000	4,875,948	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	03/27/20	Open	4,712,500	4,713,973	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.65	03/27/20	Open	5,255,000	5,256,022	Corporate Bonds	Open/Demand

20

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	1.45%	03/31/20	Open	$1,814,000	$1,814,073	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.75	03/31/20	Open	4,516,871	4,516,875	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.75	03/31/20	Open	4,087,500	4,087,500	Corporate Bonds	Open/Demand

				$487,676,500	$491,635,059

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
5-Year U.S. Treasury Note	195	06/30/20	$24,445	$737,851
U.S. Ultra Long Treasury Bond	109	06/19/20	24,184	1,686,782

				2,424,633

Short Contracts
10-Year U.S. Treasury Note	352	06/19/20	48,818	(1,942,969)
U.S. Long Treasury Bond	135	06/19/20	24,173	(1,751,453)

				(3,694,422)

				$(1,269,789)

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap, 05/17/30	1.10%	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Barclays Bank PLC	05/15/20	1.10%	USD	77,300	$169,378
10-Year Interest Rate Swap, 07/19/30	2.35	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Barclays Bank PLC	07/17/20	2.35	USD	462,000	40,143
10-Year Interest Rate Swap, 01/17/31	2.50	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	Citibank N.A.	01/15/21	2.50	USD	67,000	33,537
30-Year Interest Rate Swap, 08/15/51	2.50	Semi-Annual	3-Month LIBOR, 1.91%	Quarterly	JPMorgan Chase Bank N.A.	08/13/21	2.50	USD	40,000	248,386

										$491,444

OTC Interest Rate Swaptions Written

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap, 07/19/30	3-Month LIBOR, 1.91%	Semi-Annual	1.95	Semi-Annual	Barclays Bank PLC	07/17/20	1.95%	USD	154,000	$(46,234)

21

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Allocation Income Trust (BTZ)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield , Series 34, Version 1	5.00%	Quarterly	06/20/25	B+	USD	28,600	$(1,788,453)	$(1,358,180)	$(430,273)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Prudential Financial, Inc.	1.00	Quarterly	Citibank N.A.	06/20/21	USD	1,920	$(18,360)	$6,938	$(25,298)
Prudential Financial, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/21	USD	1,155	(11,044)	4,440	(15,484)
Prudential Financial, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/21	USD	9,500	(90,840)	30,034	(120,874)

Total							$(120,244)	$41,412	$(161,656)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

22

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Credit Allocation Income Trust (BTZ)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$93,382,263	$—	$93,382,263
Corporate Bonds(a)	—	1,228,281,993	4,560,199	1,232,842,192
Foreign Agency Obligations(a)	—	25,238,414	—	25,238,414
Municipal Bonds(a)	—	17,653,150	—	17,653,150
Preferred Securities(a)	38,639,548	257,365,980	—	296,005,528
Short-Term Securities	3,022,594	—	—	3,022,594
Options Purchased:
Interest rate contracts	—	491,444	—	491,444

	$41,662,142	$1,622,413,244	$4,560,199	$1,668,635,585

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$2,424,633	$—	$—	$2,424,633
Liabilities:
Credit contracts	—	(591,929)	—	(591,929)
Interest rate contracts	(3,694,422)	(46,234)	—	(3,740,656)

	$(1,269,789)	$(638,163)	$—	$(1,907,952)

(a)	See above Schedule of Investments for values in each industry, state, country or political subdivision.
(b)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement Purposes. As of period end, reverse repurchase agreements of $491,635,059 are categorized as Level 2 within the disclosure hierarchy.

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